Condensed Consolidated Statements of Comprehensive Income/(Loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Statements of Comprehensive Income/(Loss)
Loss for the period	SFr (70,753)	SFr (72,996)	SFr (61,921)
Items that may be reclassified to income or loss in subsequent periods (net of tax):
Currency translation differences	10	0	0
Items that will not to be reclassified to income or loss in subsequent periods (net of tax):
Remeasurement gains on defined-benefit plans (net of tax)	4,426	956	726
Other comprehensive income	4,436	956	726
Total comprehensive loss, net of tax	SFr (66,317)	SFr (72,040)	SFr (61,195)